ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	June 30, 2023	June 30, 2022
Accounts and other payables	$1,196,222	$715,902
Accruals	777,086	909,187
Deferred consideration*	208,500	—
Other	428,220	—
Total	$2,610,028	$1,625,089